Borrowings - Loan Facilities Navios Holdings (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Amount outstanding		$ 1,612,718	$ 1,581,756
Gain/ (Loss) on bond and debt extinguishment		7,047	47,430	$ 6,464
(Repayment of)/proceeds from loan payable to affiliate company		$ (50,000)	(13,420)	0
Redemption price percentage		110.75%
Proceeds from long-term loans		$ 81,625	129,022	56,919
Accrued interest		55,650	35,926
Sale and leaseback transaction, net proceeds financing activities		$ 66,862
Construction of six liquid barges
Debt Instrument [Line Items]
Issuance date/Date of agreement		Dec. 31, 2020
Maximum borrowing capacity		$ 13,475
Number of loan tranches		6
Number of vessels financed		6
Number of repayment installments		20
Repayment frequency		quarterly
Amount outstanding		$ 11,047
Fixed interest rate		8.50%
Proceeds from Debt, Net of Issuance Costs		$ 11,229
Interest Expense Debt		$ 176
2024 Notes
Debt Instrument [Line Items]
Redemption price percentage		100.00%
Secured debt
Debt Instrument [Line Items]
Repayments Of Secured Debt		$ 28,582
NSM Loan
Debt Instrument [Line Items]
Issuance date/Date of agreement		Aug. 29, 2019
Amount outstanding		$ 78,901	130,538
Face amount at issuance date		141,795
Repayment of loan payable to affiliate companies		50,000	13,420
Accrued interest		526
Two Navios Containers' credit facilities
Debt Instrument [Line Items]
Repayments Of Secured Debt		$ 38,556
$50.0 million NSM Loan
Debt Instrument [Line Items]
Issuance date/Date of agreement		Jun. 30, 2020
Number of repayment installments		18
Amount outstanding		$ 50,326	0
Face amount at issuance date		50,000
Accrued interest		$ 326
Navios Logistics Term Loan B Facility | Navios Logistics
Debt Instrument [Line Items]
Issuance date/Date of agreement		Nov. 03, 2017
Interest rate		LIBOR plus 475 basis points
Loan margin percentage		4.75%
Amount outstanding		$ 0	98,000
Face amount at issuance date		100,000
Repayment of debt		97,500
Gain/ (Loss) on bond and debt extinguishment		$ (1,496)
Series H Depositary Shares | 2024 Notes
Debt Instrument [Line Items]
Issuance date/Date of agreement		Mar. 21, 2019
Face amount at issuance date		$ 4,747
Fixed interest rate		9.75%
Number of shares repurchased | shares		10,930
Series G Depositary Shares | 2024 Notes
Debt Instrument [Line Items]
Issuance date/Date of agreement		Apr. 21, 2019
Face amount at issuance date		$ 3,879
Number of shares repurchased | shares		8,841
Loan Facility Credit Agricole ($40,000) to partially finance the construction of one newbuilding Capesize vessel
Debt Instrument [Line Items]
Line of credit facility issuance date		Sep. 30, 2010
Maximum borrowing capacity		$ 40,000
Number of vessels partially financed		1
Interest rate description		LIBOR plus 275 basis points
Loan margin percentage		2.75%
Amount outstanding				0
Maturity date		Aug. 31, 2021
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one Panamax vessel
Debt Instrument [Line Items]
Line of credit facility issuance date		Aug. 31, 2011
Maximum borrowing capacity		$ 23,000
Number of vessels partially financed		1
Interest rate description		LIBOR plus 275 basis points
Loan margin percentage		2.75%
Number of repayment installments		5
Repayment frequency		semi-annual
Repayment installment		$ 750
Balloon payment on the last repayment date		8,850
Amount outstanding		$ 11,100	12,600
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one newbuilding bulk carrier
Debt Instrument [Line Items]
Line of credit facility issuance date		Dec. 31, 2011
Maximum borrowing capacity		$ 23,000
Number of vessels partially financed		1
Interest rate description		LIBOR plus 325 basis points
Loan margin percentage		3.25%
Number of repayment installments		3
Repayment frequency		semi-annual
Repayment installment		$ 750
Balloon payment on the last repayment date		9,150
Amount outstanding		$ 11,400	12,900
Loan Facility Credit Agricole ($22,500) to finance the acquisition of two Panamax Vessels
Debt Instrument [Line Items]
Line of credit facility issuance date		Dec. 20, 2013
Maximum borrowing capacity		$ 22,500
Number of loan tranches		2
Number of vessels financed		2
Interest rate description		LIBOR plus 300 basis points
Loan margin percentage		3.00%
Amount outstanding				0
Maturity date		Aug. 31, 2021
Loan Facility Credit Agricole ($28,745) to repay all amounts outstanding under the facility agreement dated September 2010 and to repay all amounts outstanding under the facility agreement dated December 20, 2013
Debt Instrument [Line Items]
Line of credit facility issuance date		Feb. 14, 2018
Maximum borrowing capacity		$ 28,745
Number of loan tranches		3
Interest rate description		LIBOR plus 280 basis points
Loan margin percentage		2.80%
Amount outstanding			0
Loan Facility Credit Agricole ($28,745) to repay all amounts outstanding under the facility agreement dated September 2010 and to repay all amounts outstanding under the facility agreement dated December 20, 2013 | Tranche A
Debt Instrument [Line Items]
Amount drawn down				15,245
Number of repayment installments		6
Repayment frequency		semi-annual
Repayment installment		$ 1,205
Balloon payment on the last repayment date		$ 6,810
Loan Facility Credit Agricole ($28,745) to repay all amounts outstanding under the facility agreement dated September 2010 and to repay all amounts outstanding under the facility agreement dated December 20, 2013 | Tranche B
Debt Instrument [Line Items]
Amount drawn down				6,750
Number of repayment installments		6
Repayment frequency		semi-annual
Repayment installment		$ 563
Balloon payment on the last repayment date		$ 2,813
Loan Facility Credit Agricole ($28,745) to repay all amounts outstanding under the facility agreement dated September 2010 and to repay all amounts outstanding under the facility agreement dated December 20, 2013 | New Tranche June 2014
Debt Instrument [Line Items]
Amount drawn down				6,750
Number of repayment installments		6
Repayment frequency		semi-annual
Repayment installment		$ 563
Balloon payment on the last repayment date		$ 2,813
Hamburg Commercial Bank AG ($15,300) to partially refinance the 4th tranche of the Commerzbank facility
Debt Instrument [Line Items]
Line of credit facility issuance date		May 23, 2017
Maximum borrowing capacity		$ 15,300
Interest rate description		LIBOR plus 300 basis points
Loan margin percentage		3.00%
Number of repayment installments		3
Repayment frequency		quarterly
Repayment installment		$ 383
Balloon payment on the last repayment date		8,798
Amount outstanding		$ 9,945	11,475
Loan Facility DVB Bank SE ($72,000)
Debt Instrument [Line Items]
Line of credit facility issuance date		Mar. 23, 2012
Maximum borrowing capacity		$ 42,000
Number of loan tranches		2
Interest rate description		LIBOR plus 293 basis points
Loan margin percentage		2.93%
Amount outstanding		$ 4,504	41,073
Maturity date		Jun. 30, 2021
Repayment of debt		$ 33,003
Loan Facility DVB Bank SE ($72,000) | Tranche A
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 26,000
Number of vessels financed		1
Loan Facility DVB Bank SE ($72,000) | Tranche B
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 16,000
Number of vessels financed		1
Number of repayment installments		2
Repayment frequency		quarterly
Repayment installment		$ 268
Balloon payment on the last repayment date		$ 3,968
Loan Facility DVB Bank SE ($72,000) | New Tranche June 2014
Debt Instrument [Line Items]
Line of credit facility issuance date		Jun. 27, 2014
Maximum borrowing capacity		$ 30,000
Number of vessels financed		1
Loan Facility DVB Bank SE ($40,000) to finance the acquisition of four Panamax vessels
Debt Instrument [Line Items]
Line of credit facility issuance date		Sep. 30, 2013
Maximum borrowing capacity		$ 40,000
Number of vessels financed		4
Interest rate description		LIBOR plus 325 basis points
Loan margin percentage		3.25%
Amount outstanding		$ 0	5,556
Maturity date		Sep. 30, 2021
Repayment of debt	$ 5,556
Loan Facility DVB Bank SE ($41,000) to finance the acquisition of one newbuilding Panamax vessel and one newbuilding Capesize vessel
Debt Instrument [Line Items]
Line of credit facility issuance date		Jan. 31, 2016
Maximum borrowing capacity		$ 41,000
Number of loan tranches		2
Number of vessels financed		2
Interest rate description		LIBOR plus 255 basis points
Loan margin percentage		2.55%
Amount drawn down					$ 39,900
Repayment of debt				$ 31,769
Alpha Bank A.E. ($31,000) to finance part of the acquisition of a Capesize vessel
Debt Instrument [Line Items]
Line of credit facility issuance date		Nov. 06, 2014
Maximum borrowing capacity		$ 31,000
Number of vessels partially financed		1
Interest rate description		LIBOR plus 300 basis points
Loan margin percentage		3.00%
Number of repayment installments		8
Repayment frequency		quarterly
Repayment installment		$ 450
Balloon payment on the last repayment date		16,600
Amount outstanding		$ 20,200	22,000
Alpha Bank A.E. ($16,125) to refinance one Capesize vessel
Debt Instrument [Line Items]
Line of credit facility issuance date		Nov. 03, 2016
Maximum borrowing capacity		$ 16,125
Number of vessels financed		1
Interest rate description		LIBOR plus 300 basis points
Loan margin percentage		3.00%
Number of repayment installments		8
Repayment frequency		quarterly
Repayment installment		$ 275
Balloon payment on the last repayment date		10,725
Amount outstanding		12,925	14,025
Sale and Leaseback Agreements
Debt Instrument [Line Items]
Amount outstanding		62,934	$ 0
Finance lease liability		$ 68,000
Number of repayment installments		144
Sale and Leaseback Agreements | Capesize Vessel A
Debt Instrument [Line Items]
Sale and leaseback transaction, monthly rental payments		$ 224
Finance Lease Liability, Maturity Date		Dec. 31, 2031
Finance Lease Liability Periodic Payment Terms Balloon Payment To Be Paid		$ 750
Sale and Leaseback Agreements | Capesize Vessel B
Debt Instrument [Line Items]
Sale and leaseback transaction, monthly rental payments		$ 238
Finance Lease Liability, Maturity Date		Mar. 31, 2032
Finance Lease Liability Periodic Payment Terms Balloon Payment To Be Paid		$ 750